Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2021
Related Party Balances and Transactions
Related Party Balances and Transactions

15.  Related Party Balances and Transactions

The following is a list of the related parties with whom the Group conducted significant transactions during the three years ended June 30, 2021, and their relation with the Group:

Name of the related parties	Relation with the Group

Hywin Financial Holding Group Co., Ltd. (“Hywin Financial Holding”)	An entity ultimately controlled by Mr. HAN Hongwei

Ms. WANG Dian	Senior executive officer

Ms. WANG Pei	Spouse of Mr. HAN Hongwei

Mr. HAN Wangjuncheng	Son of Mr. HAN Hongwei

Yushang Group Co., Ltd.	a direct subsidiary of Hywin Financial Holding

Shanghai Yushang Commodity International Trade Co., Ltd.	an indirect subsidiary of Hywin Financial Holding

Shanghai Youqiding Asset Management Co., Ltd. (dissolved in January 2020)	an indirect subsidiary of Hywin Financial Holding

Hywin Asset Management Co., Ltd.	a direct subsidiary of Hywin Financial Holding

Tibet Haiyinhui Network Technology Co., Ltd. (dissolved in June 2021)	an entity ultimately controlled by Mr. HAN Hongwei

Yinling Group Entities (related parties of the Company for the years ended June 30, 2019 and 2020):	Entities controlled by Ms. WANG Dian

Shanghai Yinling Industrial Co., Ltd. (Former Name: Yinling Finance Lease (Shanghai) Co., Ltd.)

Shanghai Yinling Financial Information Service Co., Ltd.

Shanghai Yinling Equity Investment Fund Co., Ltd.

Shanghai Yinling Asset Management Co., Ltd.

Shanghai Liuyi Industrial Co., Ltd. (Former Name: Shanghai Yinlin Commercial Factoring Co., Ltd.)

Five Bulls Group Entities:	Entities controlled by an immediate family member of Mr. HAN Hongwei

Shanghai Five Bulls Asset Management Co., Ltd.

Five Bulls International Holding Group Limited

Five Bulls Holdings Limited

Shenzhen Five Bulls Industrial Investment Co., Ltd. (Former name: Shenzhen Five Bulls Equity Investment Fund Management Co., Ltd.)

Affiliated companies of Shenzhen Five Bulls Industrial Investment Co., Ltd. and Five Bulls Holdings Limited

Real Estate Group Entities (related parties of the Company for the years ended June 30, 2019 and 2020):	Entities controlled by an immediate family member of Mr. HAN Hongwei

Shanghai Lanyun Real Estate Co., Ltd.

Shanghai Danxiao Real Estate Co., Ltd.

Shanghai Suxiao Real Estate Co., Ltd.

Shanghai Yulan Real Estate Co., Ltd.

Shanghai Yubi Real Estate Co., Ltd.

Shanghai Biyu Real Estate Co., Ltd.

As of June 30, 2020 and 2021, the related party balances of the Group are listed as follows:

As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Amount due from related parties
Deposit and prepayment to related parties for office lease contracts:
Real Estate Group Entities	2,248	—	—
Amounts lent to a related party (2):
Hywin Financial Holding Group Co., Ltd. (“Hywin Financial Holding”)	273,768	126,103	19,520

Due from a related party related to disposal of VIEs’ subsidiaries:
Ms. WANG Pei (3)	45,756	—	—

Due from related parties total	321,772	126,103	19,520

Amount due to related parties
Payable to related parties related to office lease contracts:
Real Estate Group Entities (4)	34,726	—	—
	34,726	—	—
Loans borrowed from related parties, net (5):
Wang Dian	1,941	1,891	293
Han Yu	19	19	3
Yushang Group Co., Ltd.	7	328	52
Han Wangjuncheng	61	61	9

	2,028	2,299	357
Dividend payable to a related party:
Ms. Wang Dian	22,500	22,500	3,482

Due to related parties-total	59,254	24,799	3,839

For the years ended June 30, 2019, 2020 and 2021, the significant related party transactions summarized by different natures are as follows:

	For the years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Wealth management and asset management services revenues from related parties
Yinling Group Entities	47,132	—	—	—
Hywin Asset Management Co., Ltd.	—	3,615	3,144	475
Five Bulls Group Entities	900	—	—	—
	48,032	3,615	3,144	475
Rental expenses charged by related parties
Real Estate Group Entities	28,399	32,268	—	—
	28,399	32,268	—	—

	For the years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Service fee charged by a related party
Consulting service fee charged by Shanghai Yinling Financial Information Service Co., Ltd.	277	—	—	—
	277	—	—	—

Net loans borrowed from/lent to related parties (5)
Loan lent to a related party, net
Hywin Financial Holding Group Co., Ltd. (1)	69,118	107,160	1,579	239
	69,118	107,160	1,579	239

Collection of loans lent to related parties, net
Shanghai Yushang Commodity International Trade Co. Ltd.	—	40,000	—	—
Yushang Group Co., Ltd.	—	334	—	—
Shanghai Youqiding Asset Management Co., Ltd.	2,229	4,771	—	—
	2,229	45,105	—	—

Loans borrowed from related parties, net
Tibet Haiyinhui Network Technology Co., Ltd.	754	1,941	—	—
Wang Dian	—	19	—	—
Yushang Group Co., Ltd.	—	7	321	48
Han Wangjuncheng	—	61	—	—
	754	2,028	321	48

Note 1

On August 28, 2020, the Board of Directors of the Company approved a capital reduction of RMB195,000 in our VIE, Hywin Wealth Management, which resulted in a payable to Hywin Financial Holdings and Ms. WANG Dian, on a pro rata basis with the amount of RMB165,750 and RMB 29,250 respectively, which was used to partially offset the receivable balance due from Hywin Financial Holding Group Co., Ltd..

Note 2	The loan was lent to related party for the purpose of supporting the business development of the related party, which was unsecured, interest free and payment on demand.
Note 3

Amount due from Ms. Wang Pei as of June 30, 2020 represented the cash consideration receivable related to the disposal of 15% equity interest of a subsidiary of Hywin Wealth Management in June 2019. The disposal has been subsequently revised to dispose the equity interest to Hywin Financial Holding instead of Ms. Wang Pei with a same consideration in August 2020.

The change of disposal did not have impact on the Company’s consolidated financial statements, because the Company did not maintain any control of the subsidiary since the disposal in June 2019.

Note 4

Real Estate Group Entities are no longer related parties of the Company as of June 30, 2021, therefore the balance and transactions between these entities and the Company are not shown as the related party balance and transactions.

Note 5	The loans lent to/borrowed from the related party are unsecured, interest free and payment on demand.